Financial Risk Management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Market risk - cash flow interest rate risk
Bonds	R$ 793,341
Lease Liabilities (Note 16)	173,103	R$ 153,714
Accounts Payable for Business Combination (Note 18)	48,055	10,941	R$ 10,708
Loans from related parties (Note 20)	20,884
Mind Makers
Market risk - cash flow interest rate risk
Accounts Payable for Business Combination (Note 18)	15,000
Market risk - cash flow interest rate risk
Market risk - cash flow interest rate risk
Lease Liabilities (Note 16)	173,103	153,714
Accounts Payable for Business Combination (Note 18)	48,055	10,941
Loans from related parties (Note 20)	20,884	29,192
Amount under interest rate contract	R$ 1,035,383	1,834,794
Market risk - cash flow interest rate risk | IPCA
Market risk - cash flow interest rate risk
Interest rate basis	IPCA
Market risk - cash flow interest rate risk | 100% CDI
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Percentage of interest rate basis	100.00%
Market risk - cash flow interest rate risk | CDI + 3.57%
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	3.57%
Market risk - cash flow interest rate risk | Mind Makers
Market risk - cash flow interest rate risk
Financing and Lease Liabilities - Mind Makers (Note 14)	R$ 998
Market risk - cash flow interest rate risk | Mind Makers | TJPLP + 5% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	TJPLP
Adjustment to interest rate basis	5.00%
Market risk - cash flow interest rate risk | Private Bonds – 5th Issuance - serie 1 (Note 14)
Market risk - cash flow interest rate risk
Bonds	R$ 100,892	101,802
Market risk - cash flow interest rate risk | Private Bonds – 5th Issuance - serie 1 (Note 14) | CDI + 1.15% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	1.15%
Market risk - cash flow interest rate risk | Private Bonds – 5th Issuance - serie 2 (Note 14)
Market risk - cash flow interest rate risk
Bonds	R$ 102,868	101,765
Market risk - cash flow interest rate risk | Private Bonds – 5th Issuance - serie 2 (Note 14) | CDI + 1.00% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	1.00%
Market risk - cash flow interest rate risk | Private Bonds – 6th Issuance - serie 1 (Note 14)
Market risk - cash flow interest rate risk
Bonds		305,368
Market risk - cash flow interest rate risk | Private Bonds – 6th Issuance - serie 1 (Note 14) | CDI + 0.90% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	0.90%
Market risk - cash flow interest rate risk | Private Bonds – 6th Issuance - serie 2 (Note 14)
Market risk - cash flow interest rate risk
Bonds	R$ 206,733	204,047
Market risk - cash flow interest rate risk | Private Bonds – 6th Issuance - serie 2 (Note 14) | CDI + 1.70% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	1.70%
Market risk - cash flow interest rate risk | Private Bonds – 7th Issuance - single (Note 14)
Market risk - cash flow interest rate risk
Bonds	R$ 381,850	814,086
Market risk - cash flow interest rate risk | Private Bonds – 7th Issuance - single (Note 14) | CDI + 1.15% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	1.15%
Market risk - cash flow interest rate risk | Private Bonds – 8th Issuance - single (Note 14)
Market risk - cash flow interest rate risk
Bonds		R$ 113,879
Market risk - cash flow interest rate risk | Private Bonds – 8th Issuance - single (Note 14) | CDI + 1.00% p.a.
Market risk - cash flow interest rate risk
Interest rate basis	CDI
Adjustment to interest rate basis	1.00%